Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 21, 2022	Nov. 26, 2021	Sep. 22, 2005
Stock-Based Compensation [Line Items]
Common stock proceeds		$ 113	$ 1,194	$ 2,890
Compensation expense		27,255	33,660	$ 33,939
Unrecognized compensation costs		$ 21,100	$ 51,300
Weighted average remaining vesting term			5 months 15 days	1 year 5 months 15 days
2005 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance							4,147,607
Options, term		4 years
Compensation expense recognition		10 years
Option granted term, description		except when granted to a holder who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of Newegg Inc. any subsidiaries, in which case, the term of the option shall be no more than five years from the date of grant
Stock options, exercised		1,104,673	108,940	315,268
Common stock proceeds		$ 100	$ 1,200	$ 2,900
Exercise prices of per share			$ 11
Cashless exercises shares				67,445
Cashless exercises net shares				52,962
Total intrinsic value of stock options exercised		11,300	$ 1,700	$ 24,300
Unrecognized compensation costs			$ 1,400
2005 Equity Incentive Plan [Member] | Cashless exercise [Member]
Stock-Based Compensation [Line Items]
Stock options, exercised		10,351	108,940	247,823
2005 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Compensation expense		$ 1,400	$ 3,100	$ 3,200
2005 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise prices of per share		$ 5.4		$ 11
2005 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Exercise prices of per share		$ 11		$ 14.6
2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance						368,745
2021 Equity Incentive Plan [Member] | Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Compensation expense recognition		4 years
PRSUs granted shares		3,500	4,000
2021 Equity Incentive Plan [Member] | Performance Shares [Member]
Stock-Based Compensation [Line Items]
Option granted term, description		The vesting of each PRSU is based on financial performance tied to GMV. The vesting of PRSUs is determined at the end of each of the four-year performance periods. The payout can vary from zero to 100% based on actual results and performance goals may be adjusted by the Compensation Committee from time to time in its sole discretion.
PRSUs granted shares		69,322
Performance-based restricted stock units issuance	277,289
2021 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member] | Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Compensation expense		$ 25,900	$ 30,500	$ 30,800
2021 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance					368,745
2021 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance					818,745